DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 3 – DISCONTINUED OPERATIONS

In December 2005, the Company committed to a plan to cease the operations of its entertainment segment in the United States. Accordingly, as of that date, the assets, liabilities and results of operations of the entertainment segment were classified as discontinued operations in the Company's consolidated financial statements.

In January 2011, the operations of the entertainment segment were liquidated.

In connection with the Company’s settlement of certain assessments with the Internal Revenue Service (“IRS”)(see Note 11), the Company recognized income of $1,847 related to reversal of accrued expenses in 2013 following an agreement with the IRS, including interest and penalties, related to its entertainment segment from discontinued operations.

During the year ended December 31, 2012, the Company committed to a plan to cease the operations of its subsidiary in France (I-SEC France) and in November 2012 transferred control of the subsidiary to a court-appointed liquidator. The subsidiary provided aviation security services in France.

During the year end December 31, 2013, the Company ceased the operations of its subsidiaries in the United Kingdom (I-SEC UK) and Denmark (I-SEC Denmark). In addition, the Company committed to a plan to cease operations of its subsidiary in Belgium (I-SEC Belgium). All of the subsidiaries provided aviation security services in the respective countries.

During the year ended December 31, 2014, the Company committed to a plan to cease the operations of its subsidiary in Switzerland (I-SEC Switzerland), which provided aviation security services.

A summary of the Company's assets and liabilities from discontinued operations as of December 31, 2015 and 2014 are as follows:

	December 31,
	2015	2014
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$-	$30
Accounts receivable, net	-	104
Total current assets from discontinued operations	$-	$134

LIABILITIES
CURRENT LIABILITIES:
Accounts payable	$-	$97
Accrued expenses and other current liabilities	-	5
Total current liabilities from discontinued operations	$-	$102

	2015	2014	2013

Revenue	$97	$1,152	$4,988
Cost of revenue	94	1,132	4,275
GROSS PROFIT	3	20	713
Selling, general and administrative expenses	6	114	729
OPERATING LOSS	(3)	(94)	(16)
Other income (expense), net	3	(15)	616
Income tax benefit (expense)	-	-	1,221
Income (loss) from discontinued operations	$-	$(109)	$1,821